Financial Instruments - Schedule of Level 3 Financial Liabilities Measured at Fair Value through Profit and Loss (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Level 3 Financial Liabilities Measured at Fair Value through Profit and Loss [Line items]
Balance beginning		$ 574
Change in fair value		47
SAFE exercised		(456)
Warrant exercised		(165)
Balance ending